Convertible Preferred Stock (Details Narrative) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Oct. 22, 2025	Dec. 31, 2024	Jan. 31, 2024	Feb. 28, 2023	Feb. 27, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000		5,972,716
Common stock shares issued	28,985,302	29,377,169	29,199,809	7,709,867	3,600,000
Fusemachines Inc [Member]
Class of Stock [Line Items]
Shares issued upon conversion		45,000	45,000
Common stock shares issued			5,950,673
Legacy Fusemachines Inc [Member]
Class of Stock [Line Items]
Shares issued upon conversion			9,043,234
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000				3,580
Convertible Preferred Stock [Member] | Series Seed Preferredstock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						5,972,716	5,947,706
Series Seed 4 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				1,941,173
Preferred stock liquidation preference, per share		$ 1.0553
Series Seed 3 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				1,776,667
Preferred stock liquidation preference, per share		0.9379
Series Seed 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				922,925
Preferred stock liquidation preference, per share		0.6704
Series Seed 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				1,328,371
Preferred stock liquidation preference, per share		$ 0.6704